PREPAID LAND USE RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PREPAID LAND USE RIGHTS
Amounts of amortization recognized in profit and loss related to the prepaid land use rights	$ 886,808	$ 783,214	$ 632,698
Land use rights pledged as collateral to secure bank borrowings	$ 16,620,946	$ 17,185,095